                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-06574
                                  ---------------------------------------------

                       The Latin American Discovery, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

           1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                   RONALD E. ROBISON
           1221 AVENUE OF THE AMERICAS 34TH FLOOR NEW YORK, NY 10020
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-221-6726
                                                   ----------------------------

Date of fiscal year end:  12/31
                        --------------------------
Date of reporting period:  6/30/04
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                                                            SEMI-ANNUAL REPORT

THE LATIN AMERICAN DISCOVERY FUND, INC.
                                                            JUNE 30, 2004

DIRECTORS
CHARLES A. FIUMEFREDDO        JOSEPH J. MCALINDEN
MICHAEL BOZIC                 VICE PRESIDENT
EDWIN J. GARN
WAYNE E. HEDIEN               BARRY FINK
JAMES F. HIGGINS              VICE PRESIDENT
DR. MANUEL H. JOHNSON
JOSEPH J. KEARNS              STEFANIE V. CHANG
MICHAEL NUGENT                VICE PRESIDENT
FERGUS REID
                              AMY R. DOBERMAN
OFFICERS                      VICE PRESIDENT        [MORGAN STANLEY LOGO]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD         JAMES W. GARRETT
                              TREASURER AND CHIEF   THE LATIN AMERICAN DISCOVERY
MITCHELL M. MERIN             FINANCIAL OFFICER     FUND, INC.
PRESIDENT
                              MICHAEL J. LEARY
RONALD E. ROBISON             ASSISTANT TREASURER   MORGAN STANLEY
EXECUTIVE VICE PRESIDENT                            INVESTMENT MANAGEMENT INC.
AND PRINCIPAL EXECUTIVE       MARY E. MULLIN        INVESTMENT ADVISER
OFFICER                       SECRETARY

INVESTMENT ADVISER
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES COMPANY
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
1 (800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116


FOR ADDITIONAL FUND INFORMATION,
INCLUDING THE FUND'S NET ASSET VALUE
PER SHARE AND INFORMATION REGARDING THE
INVESTMENTS COMPRISING THE FUND'S
PORTFOLIO, PLEASE CALL 1-800-221-6726
OR VISIT OUR WEBSITE AT
www.morganstanley.com/im.

(C) 2003 MORGAN STANLEY

                                       THE LATIN AMERICAN DISCOVERY FUND, INC.

LETTER TO STOCKHOLDERS
                                       Overview

PERFORMANCE

For the six months ended June 30, 2004, The Latin American Discovery Fund, Inc. (the "Fund") had a total return, based on net asset value per share of 3.01%, compared to -1.56% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Latin America Net Index (the "Index"). On June 30, 2004, the closing price of the Fund's shares on the New York Stock Exchange was $12.69, representing a 16.1% discount to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

   - Overall, country allocation and stock selection results were positive contributors to relative performance.

   - Latin American equities had mixed results for the six months ended June 30, 2004 rallying in the first half of the period while underperforming in the second half. The asset class, despite weakness in Brazil started the year strong as it continued to re-rate given a recovery in global growth, improved domestic economies, rising corporate earnings and attractive valuations.

   - After many months of relative tranquility, volatility in Latin America spiked in the second quarter with the class coming under selling pressure in April and May before stabilizing in June.

   - Latin American markets finished the period in review down 1.6% (Index return) after gaining 73.5% in 2003 and another 7.1% in the first three months of 2004.

   - The recent difficulties in Latin America were primarily due to exogenous factors, namely fears of future U.S. interest rate hikes, instability in Iraq and slower global growth. Concerns of a Chinese economic slowdown also put significant pressure on commodity prices leading to a sell-off of gold and copper-producing countries such as Peru and Chile.

MANAGEMENT STRATEGIES

   - We remain positive on Latin American markets, as valuations and fundamentals remain attractive, particularly after the recent sell-off.

   - We believe markets are structurally better positioned to withstand the tough global environment given flexible and competitive exchange rates, current account surpluses and fiscal discipline. Markets are significantly cheaper while stronger fiscal positions and lower interest rates are a boost to regional growth prospects. In 2004, regional growth is expected to average between 3.5% and 4.0%.

   - Latin America's economic recovery has been both export-driven as well as consumer-led, which marks an improvement from foreign investment-led cycles of the late 1990s.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President--
Principal Executive Officer

                                                                       July 2004

                                       THE LATIN AMERICAN DISCOVERY FUND, INC.

STATEMENT OF NET ASSETS
                                       June 30, 2004 (unaudited)

                                                                            VALUE
                                                                SHARES      (000)
---------------------------------------------------------------------------------
COMMON STOCKS (98.2%)
(UNLESS OTHERWISE NOTED)
---------------------------------------------------------------------------------
ARGENTINA (1.6%)
ENERGY EQUIPMENT & SERVICES
  Tenaris SA ADR                                                64,657   $  2,118
---------------------------------------------------------------------------------
BRAZIL (47.6%)
AEROSPACE & DEFENSE
  Embraer ADR                                                   55,900      1,598
  Embraer (Preference)                                          10,000         72
---------------------------------------------------------------------------------
                                                                            1,670
---------------------------------------------------------------------------------
AIRLINES
  Gol Linhas Aereas
    Inteligentes SA ADR                                      (a)32,000        544
---------------------------------------------------------------------------------
COMMERCIAL BANKS
  Banco Bradesco SA
    (Preference)                                             (a)49,455      2,281
  Banco Bradesco SA ADR                                         71,402      3,281
  Banco Itau Holding Financeira
    SA ADR                                                     109,091      5,088
  Banco Itau SA (Preference)                                25,793,469      2,387
  Unibanco GDR                                                  68,150      1,347
---------------------------------------------------------------------------------
                                                                           14,384
---------------------------------------------------------------------------------
ELECTRIC UTILITIES
  CEMIG SA (Preference)                                    118,472,000      1,776
  CEMIG SA ADR                                                 137,133      2,060
---------------------------------------------------------------------------------
                                                                            3,836
---------------------------------------------------------------------------------
FOOD & STAPLES
  Cia Brasileira de Distribuicao
    Grupo Pao de Acucar ADR                                    118,900      2,057
---------------------------------------------------------------------------------
METALS & MINING
  CSN                                                           38,804        474
  CSN ADR                                                       19,888        242
  CVRD ADR                                                   (b)11,290        537
  CVRD (Preference), 'A'                                         4,732        185
  CVRD (Preference) ADR                                        192,629      7,532
  Gerdau SA (Preference)                                        10,834        130
  Gerdau SA ADR                                                206,290      2,500
  USIMINAS SA (Preference), 'A'                                197,449      2,053
---------------------------------------------------------------------------------
                                                                           13,653
---------------------------------------------------------------------------------
OIL & GAS
  Petrobras SA ADR                                             231,342      6,494
  Petrobras SA (Preference)                                     17,342        432
  Petrobras SA (Preference)
  ADR                                                          362,298      9,130
---------------------------------------------------------------------------------
                                                                           16,056
---------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Aracruz Celulose SA ADR                                       17,900        584
  Votorantim Celulose e Papel
    SA ADR                                                      74,710   $  2,376
  Votorantim Celulose e Papel
    SA (Preference)                                          6,608,000        418
---------------------------------------------------------------------------------
                                                                            3,378
---------------------------------------------------------------------------------
PHARMACEUTICALS
  Natura Cosmeticos SA                                       (a)66,000      1,065
---------------------------------------------------------------------------------
ROAD & RAIL
  All America Latina Logistica SA
    (Preference)                                             (a)60,000      1,013
---------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES
  Embratel Participacoes
    SA (Preference)                                        266,500,000        742
---------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Telesp Celular Participacoes
    SA ADR                                                  (a)289,369      2,280
  Telesp Celular Participacoes
    SA (Preference)                                   (a)1,462,694,945      4,609
---------------------------------------------------------------------------------
                                                                            6,889
---------------------------------------------------------------------------------
                                                                           65,287
=================================================================================
CHILE (4.3%)
COMMERCIAL BANKS
  Banco Santander Santiago
    Chile SA ADR                                                89,852      2,399
---------------------------------------------------------------------------------
ELECTRIC UTILITIES
  Enersis SA ADR                                               587,900      3,504
---------------------------------------------------------------------------------
                                                                            5,903
=================================================================================
COLOMBIA (0.8%)
COMMERCIAL BANKS
  BanColombia SA ADR                                           159,500      1,065
=================================================================================
MEXICO (40.6%)
BEVERAGES
  Coca-Cola Femsa SA ADR                                       112,400      2,494
  Femsa ADR                                                     39,500      1,811
---------------------------------------------------------------------------------
                                                                            4,305
---------------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Cemex SA                                                     390,189      2,269
  Cemex SA ADR                                                  73,827      2,148
---------------------------------------------------------------------------------
                                                                            4,417
---------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES
  America Movil SA de CV,
    'L' ADR                                                    505,119     18,371
---------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Carso Global Telecom
    SA de CV, 'A1'                                          (a)271,344        399

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   3

                                     THE LATIN AMERICAN DISCOVERY FUND, INC.

                                     June 30, 2004 (unaudited)

                                                                            VALUE
                                                                SHARES      (000)
---------------------------------------------------------------------------------
MEXICO (CONT'D)
DIVERSIFIED TELECOMMUNICATION SERVICES
  (CONT'D)
  Telmex, 'L' ADR                                              166,092   $  5,526
---------------------------------------------------------------------------------
                                                                            5,925
---------------------------------------------------------------------------------
FOOD & STAPLES
  Wal-Mart de Mexico
    SA de CV ADR                                                11,398        338
  Wal-Mart de Mexico
    SA de CV, 'V'                                            3,117,919      9,283
---------------------------------------------------------------------------------
                                                                            9,621
---------------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Corporacion Geo SA de CV, 'B'                             (a)544,800        719
---------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  Alfa SA de CV, 'A'                                           197,100        664
---------------------------------------------------------------------------------
MEDIA
  Grupo Televisa SA ADR                                        218,000      9,869
---------------------------------------------------------------------------------
METALS & MINING
  Grupo Mexico SA, 'B'                                      (a)227,400        712
---------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  Grupo Aeroportuario del
    Sureste SA de CV ADR                                        54,560      1,009
---------------------------------------------------------------------------------
                                                                           55,612
=================================================================================
PERU (0.8%)
METALS & MINING
  Cia de Minas Buenaventura SA
    ADR                                                         50,400      1,114
=================================================================================
VENEZUELA (2.5%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  CANTV, 'D' ADR                                               171,330      3,452
=================================================================================
TOTAL COMMON STOCKS
  (Cost $116,497)                                                         134,551
=================================================================================

                                                                  FACE
                                                                AMOUNT
                                                                 (000)
---------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (1.6%)

UNITED STATES (1.6%)
REPURCHASE AGREEMENT
  J.P. Morgan Securities, Inc., 1.25%,
    dated 6/30/04, due 7/1/04,
    repurchase price $2,272
    (Cost $2,272)                                    $        (c)2,272      2,272
=================================================================================

                                                                            VALUE
                                                                            (000)
---------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
  (Cost $118,769)                                                       $ 136,823
=================================================================================

                                                                AMOUNT
                                                                 (000)
---------------------------------------------------------------------------------
OTHER ASSETS (1.0%)
  Receivable for Investments
    Sold                                             $             964
  Dividends Receivable                                             334
  Foreign Currency
    (Cost $106)                                                    108
  Net Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                                                        1
  Other                                                             10      1,417
=================================================================================
LIABILITIES (-0.8%)
  Payable For:
    Investments Purchased                                         (720)
    Dividends Declared                                            (177)
    Advisory Fees                                                 (126)
    Directors' Fees and
      Expenses                                                     (25)
    Administrative Fees                                             (9)
    Custodian Fees                                                  (7)
    Bank Overdraft                                                  (1)
  Other Liabilities                                               (117)    (1,182)
=================================================================================
NET ASSETS (100%)
  Applicable to 9,057,363, issued and
    outstanding $ 0.01 par value shares
    (100,000,000 shares authorized)                                      $137,058
=================================================================================
NET ASSET VALUE PER SHARE                                                $  15.13
=================================================================================
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
  Common Stock                                                           $     91
  Paid-in Capital                                                         122,923
  Undistributed (Distributions in Excess of)
    Net Investment Income                                                   1,561
  Accumulated Net Realized Gain (Loss)                                     (5,569)
  Unrealized Appreciation (Depreciation)
    on Investments, Foreign Currency,
    Exchange Contracts and Translations                                    18,052
=================================================================================
TOTAL NET ASSETS                                                         $137,058
=================================================================================

(a)  Non-income producing.
(b) Security was valued at fair value - At June 30, 2004, the Fund held fair valued securities valued at $537,000 representing 0.4% of net assets.
(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

4   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       THE LATIN AMERICAN DISCOVERY FUND, INC.

                                       June 30, 2004 (unaudited)

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Fund had the following foreign currency exchange contract(s) open at period end:

                                                                    NET
 CURRENCY                                IN                     UNREALIZED
   TO                                  EXCHANGE                APPRECIATION
 DELIVER      VALUE     SETTLEMENT       FOR        VALUE      (DEPRECIATION)
  (000)       (000)        DATE         (000)       (000)        (000)
-----------------------------------------------------------------------------
 US$ 297      $ 297       7/1/04       BRL 920      $ 298      $     1

BRL- Brazilian Real

                    SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
                         CLASSIFICATION - JUNE 30, 2004

                                                                 PERCENT
                                                        VALUE     OF NET
INDUSTRY                                                (000)     ASSETS
------------------------------------------------------------------------
Diversified Financial Services                       $ 18,371       13.4%
Commercial Banks                                       17,848       13.0
Oil & Gas                                              16,056       11.7
Metals & Mining                                        15,479       11.3
Food & Staples                                         11,678        8.5
Media                                                   9,869        7.2
Diversified Telecommunication
  Services                                              9,377        6.8
Electric Utilities                                      7,340        5.4
Wireless Telecommunication
  Services                                              6,889        5.0
Construction Materials                                  4,417        3.2
Beverages                                               4,305        3.1
Paper & Forest Products                                 3,378        2.5
Energy Equipment & Services                             2,118        1.6
Aerospace & Defense                                     1,670        1.2
Other                                                   8,028        5.9
------------------------------------------------------------------------
                                                     $136,823       99.8%
========================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   5

                                       THE LATIN AMERICAN DISCOVERY FUND, INC.

                                       Financial Statements

                                                                                                         SIX MONTHS ENDED
                                                                                                            JUNE 30, 2004
                                                                                                              (UNAUDITED)
STATEMENT OF OPERATIONS                                                                                             (000)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                                                                     $  2,693
  Interest                                                                                                            12
========================================================================================================================
    TOTAL INCOME                                                                                                   2,705
========================================================================================================================
EXPENSES
  Investment Advisory Fees                                                                                           853
  Professional Fees                                                                                                   57
  Stockholder Reporting Expenses                                                                                      41
  Custodian Fees                                                                                                      39
  Administrative Fees                                                                                                 37
  Proxy Expenses                                                                                                      37
  Directors' Fees and Expenses                                                                                         1
  Other Expenses                                                                                                      33
========================================================================================================================
    TOTAL EXPENSES                                                                                                 1,098
========================================================================================================================
      NET INVESTMENT INCOME (LOSS)                                                                                 1,607
========================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                                     14,888
  Foreign Currency Transactions                                                                                      (58)
========================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                                      14,830
========================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                    (12,869)
  Foreign Currency Translations                                                                                        1
========================================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                             (12,868)
========================================================================================================================
NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                      1,962
========================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $  3,569
========================================================================================================================

                                                                                    SIX MONTHS ENDED
                                                                                       JUNE 30, 2004           YEAR ENDED
                                                                                         (UNAUDITED)    DECEMBER 31, 2003
STATEMENT OF CHANGES IN NET ASSETS                                                             (000)                (000)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                             $  1,607             $  2,905
  Net Realized Gain (Loss)                                                                   14,830               17,330
  Change in Unrealized Appreciation (Depreciation)                                          (12,868)              40,285
========================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           3,569               60,520
========================================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                                        (176)              (3,115)
========================================================================================================================
Capital Share Transactions:
  Repurchase of Shares (1,624,041 and 62,129 shares, respectively)                          (23,466)                (524)
========================================================================================================================
  TOTAL INCREASE (DECREASE)                                                                 (20,073)              56,881
========================================================================================================================
Net Assets:
  Beginning of Period                                                                       157,131              100,250
========================================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
    INVESTMENT INCOME OF $1,561 AND $130, RESPECTIVELY)                                    $137,058             $157,131
========================================================================================================================

6   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       THE LATIN AMERICAN DISCOVERY FUND, INC.

SELECTED PER SHARE DATA AND RATIOS
                                       Financial Highlights

                                                     SIX MONTHS
                                                        ENDED                           YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2004      --------------------------------------------------------
                                                     (UNAUDITED)         2003        2002        2001        2000       1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  14.71         $   9.33    $  11.90    $  12.04    $  14.11    $   8.19
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                              0.16+            0.27+       0.18+       0.32        0.04        0.13
Net Realized and Unrealized Gain (Loss) on
  Investments                                             0.14             5.39       (2.61)      (0.41)      (2.16)       5.83
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      0.30             5.66       (2.43)      (0.09)      (2.12)       5.96
-------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                  (0.02)           (0.29)      (0.16)      (0.11)      (0.10)      (0.09)
-------------------------------------------------------------------------------------------------------------------------------
Anti-Dilutive Effect of Share Repurchase Program          0.14             0.01        0.02        0.06        0.15        0.05
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $  15.13         $  14.71    $   9.33    $  11.90    $  12.04    $  14.11
===============================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD                 $  12.69         $  12.79    $   7.60    $   9.70    $   9.50    $  10.69
===============================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                           (0.64)%**        72.01%     (20.15)%      3.23%     (10.33)%     74.23%
  Net Asset Value (1)                                     3.01%**         61.12%     (20.08)%     (0.08)%    (13.86)%     73.78%
===============================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)                 $137,058         $157,131    $100,250    $129,192    $134,283    $165,901
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                   1.48%*           1.47%       1.58%       1.75%       1.63%       1.68%
Ratio of Net Investment Income (Loss) to Average
  Net Assets                                              2.16%*           2.40%       1.66%       2.59%       0.26%       1.24%
Portfolio Turnover Rate                                     39%**            71%         53%         32%         46%         77%
-------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+    Per share amount is based on average shares outstanding.
*    Annualized
**   Not Annualized

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.   7

                                       THE LATIN AMERICAN DISCOVERY FUND, INC.

NOTES TO FINANCIAL STATEMENTS
                                       June 30, 2004 (unaudited)

     The Latin American Discovery Fund, Inc. (the "Fund") was incorporated on November 12, 1991 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

     All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

     Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

                                       THE LATIN AMERICAN DISCOVERY FUND, INC.

                                       June 30, 2004 (unaudited)

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A significant portion of the Fund's net assets consist of securities denominated in Latin American currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Latin American securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, Latin American securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at the annual rate of 1.15% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase & Co., through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf. An employee of the Administrator is an Officer of the Fund.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

                                       THE LATIN AMERICAN DISCOVERY FUND, INC.

                                       June 30, 2004 (unaudited)

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 were as follows:

        2003 DISTRIBUTIONS           2002 DISTRIBUTIONS
            PAID FROM:                   PAID FROM:
              (000)                        (000)
----------------------------   --------------------------
                   LONG-TERM                    LONG-TERM
      ORDINARY       CAPITAL        ORDINARY      CAPITAL
        INCOME          GAIN          INCOME         GAIN
---------------------------------------------------------
        $3,115           $--          $1,757          $--

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

       UNDISTRIBUTED                  UNDISTRIBUTED
      ORDINARY INCOME            LONG-TERM CAPITAL GAIN
           (000)                          (000)
-------------------------------------------------------
           $176                           $--
-------------------------------------------------------

At June 30, 2004, the U.S. Federal income tax cost basis of investments was $118,769,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $18,054,000 of which $20,890,000 related to appreciated securities and $2,836,000 related to depreciated securities.

At December 31, 2003, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $18,659,000 available to offset future capital gains, all of which will expire on December 31, 2010.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2003, the Fund deferred to January 1, 2004, for U.S. Federal income tax purposes, post-October currency losses of $4,000.

F. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

G. OTHER: During six months ended June 30, 2004, the Fund made purchases and sales totaling approximately $55,848,000 and $78,058,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

For the six months ended June 30, 2004, the Fund incurred $21,000 of brokerage commissions with Morgan Stanley & Co., an affiliate of the Adviser.

On September 15, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares traded from their net asset value. During the six months ended June 30, 2004, the Fund repurchased 21,830 of its shares at an average discount of 15.96% from net asset value per share. Since the inception of the program, the Fund has repurchased 2,076,553 of its shares at an average discount of 19.35% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

On October 23, 2003, the Board of Directors of the Fund authorized the Fund to conduct a tender offer during the first quarter of 2004 for up to 15% of the Funds shares, at a price equal to 95% of the Fund's net asset value per share ("NAV") on the last day of the tender period. The tender offer materials will be mailed to shareholders of the Fund.

On March 16, 2004, the Fund completed the tender offer. The Fund accepted 1,602,211 shares for payment which represented 15% of the Fund's then outstanding shares. Final payment was made on March 24, 2004 at $14.48 per share, representing 95% of the NAV per share on March 16, 2004.

On June 21, 2004 the Officers of the Fund, pursuant to authority granted by the Board of Directors declared a distribution of $0.0195 per share, derived from net investment income, payable on July 15, 2004, to stockholders of record on June 30, 2004.

                                       THE LATIN AMERICAN DISCOVERY FUND, INC.

                                       June 30, 2004 (unaudited)

H.   SUPPLEMENTAL PROXY INFORMATION:

The Annual Meeting of the Stockholders of the Fund was held on June 22, 2004. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

1. To elect the following Directors:

                                  VOTES IN        VOTES
                                  FAVOR OF        AGAINST
                               -----------------------------
Wayne E. Hedien                  5,198,839        2,114,350
James F. Higgins                 5,199,076        2,114,114
Dr. Manuel H. Johnson            5,199,076        2,114,114

2. The Fund's investment advisory agreement with Morgan Stanley
   Investment Management, Inc. shall be terminated immediately:

   VOTES IN             VOTES             VOTES
   FAVOR OF             AGAINST           ABSTAINED
------------------------------------------------------
   1,951,967           2,385,635           486,336

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is available without charge, upon request, by calling 1-800-548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the Securities and Exchange Commission's website at www.sec.gov.

                                       THE LATIN AMERICAN DISCOVERY FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

     Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

     The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

     In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

     Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

The Latin American Discovery Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.  Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6.  [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable for semi-annual reports.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS MORGAN STANLEY CLOSED-END FUNDS SHARE REPURCHASE PROGRAM
The Latin America Discovery Fund, Inc.*
1/1/04-6/30/04

                                                                   TOTAL NUMBER OF SHARES          MAXIMUM NUMBER OF
                                                                     PURCHASED AS PART OF     SHARES THAT MAY YET BE
               TOTAL NUMBER OF SHARES     AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS        PURCHASED UNDER THE
    PERIOD                  PURCHASED              PER SHARE                  OR PROGRAMS          PLANS OR PROGRAMS
    ------                  ---------              ---------                  -----------          -----------------
   January                         --                     --                           --              Unlimited
  February                         --                     --                           --              Unlimited
     March                         --                     --                           --              Unlimited
     April                      6,341                 $13.55                        6,341              Unlimited
       May                     13,025                 $11.33                       13,025              Unlimited
      June                      2,465                 $12.36                        2,465              Unlimited

*  The Share Repurchase Program commenced on 9/15/1998

** The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.  Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

(a) Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Latin American Discovery Fund, Inc.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Ronald E. Robison
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    August 19, 2004

By:      /s/ James W. Garrett
Name:    James W. Garrett
Title:   Principal Financial Officer
Date:    August 19, 2004